Offerings	Feb. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Shares Representing Limited Partner Interests
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) The securities registered hereunder include such indeterminate number of each identified class as may be sold from time to time by the registrant at indeterminate prices. There is also being registered hereunder an indeterminate number of each identified class of securities as shall be issuable upon conversion, exchange, or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. (3) Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that may be offered or issued by reason of any stock splits, stock dividend, or similar transaction or pursuant to anti-dilution provisions of any of the securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Shares Representing Limited Partner Interests
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (2) The securities registered hereunder include such indeterminate number of each identified class as may be sold from time to time by the registrant at indeterminate prices. There is also being registered hereunder an indeterminate number of each identified class of securities as shall be issuable upon conversion, exchange, or exercise of any securities that provide for such issuance. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. (3) Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that may be offered or issued by reason of any stock splits, stock dividend, or similar transaction or pursuant to anti-dilution provisions of any of the securities.